BALANCE SHEET - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 13, 2020
Current Assets
Cash	$ 791,603		$ 491,827
Prepaid expenses	46,709		65,973
Total Current Assets	838,312		557,800
Cash and marketable securities held in Trust Account	276,146,597		276,209,453
Total Assets	276,984,909		276,767,253
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and Accrued expenses			1,630,832
Warrant liability	19,212,004		30,101,808	$ 17,081,700	$ 17,695,600
Deferred underwriting fee payable	9,660,000		9,660,000
Total Liabilities	31,012,286		41,392,640
Commitments
Class A Common Stock Subject to Possible Redemption	240,972,620		230,374,604	245,554,779	244,996,570
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock			457	305	310
Additional paid-in capital	9,695,811		20,293,722	5,113,699	5,671,903
Accumulated deficit	(4,696,850)		(15,294,860)	$ (114,691)	$ (672,901)
Total Stockholders' Equity	5,000,003	$ 5,000,010	5,000,009			$ 24,000	$ 24,000	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	276,984,909		276,767,253
Class A common stock
Stockholders' Equity
Common stock	352		457
Total Stockholders' Equity								0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY			276,767,253
Class B common stock
Stockholders' Equity
Common stock	$ 690		$ 690
Total Stockholders' Equity						$ 690	$ 690	$ 0